Asbestos - Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed (Detail)	12 Months Ended
	Mar. 31, 2017 USD ($) Claim	Mar. 31, 2016 USD ($) Claim	Mar. 31, 2015 USD ($) Claim	Mar. 31, 2014 USD ($) Claim	Mar. 31, 2013 USD ($) Claim	Mar. 31, 2017 AUD	Mar. 31, 2016 AUD	Mar. 31, 2015 AUD	Mar. 31, 2014 AUD	Mar. 31, 2013 AUD
Insurance [Abstract]
Number of open claims at beginning of period	426	494	466	462	592
Number of new claims	557	577	665	608	542
Number of closed claims	631	645	637	604	672
Number of open claims at end of period	352	426	494	466	462
Average settlement amount per settled claim	$ 168,300	$ 182,763	$ 222,619	$ 236,268	$ 238,615	AUD 223,535	AUD 248,138	AUD 254,209	AUD 253,185	AUD 231,313
Average settlement amount per case closed	$ 126,158	$ 161,229	$ 190,468	$ 198,716	$ 206,892	AUD 167,563	AUD 218,900	AUD 217,495	AUD 212,944	AUD 200,561